Long-term debt (Narrative) (Details) - Revolving credit facility [Member] $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, available balance	$ 550	$ 382.3
Accordion feature	$ 200	$ 139.0	$ 200	$ 139.0
Borrowings, interest rate	5.80%	5.80%